Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Financial Assets at Fair Value through Profit or Loss
8	FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

Financial assets at fair value through profit or loss at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Debt instruments	¥1,528,921	¥1,582,957
Equity instruments	18,751	16,136

Total financial assets at fair value through profit or loss	¥1,547,672	¥1,599,093

The SMBC Group classifies the entire hybrid instrument as financial assets at fair value through profit or loss when the SMBC Group is required to separate an embedded derivative from its host contract, but is unable to measure the embedded derivative separately either at acquisition or at the end of a subsequent reporting period.

The SMBC Group also classifies certain financial assets held by a venture capital investment subsidiary as financial assets at fair value through profit or loss. These financial assets are managed and their performance is evaluated on a fair value basis in accordance with a documented risk management or investment strategy.